Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Other assets:
Receivables from brokers, dealers and customers for securities transactions	[1]	¥ 1,348,181	¥ 1,517,235
Other		358,547	400,676
Collateral pledged for derivative transactions		1,008,596	856,439
Margins provided for futures contracts		269,143	159,747
Other		865,875	857,814
Prepaid pension cost		860,365	850,472
ROU assets	[2]	647,185
Security deposits		108,293	123,317
Loans held for sale		68,569	24,921
Other		473,301	485,383
Total		6,008,055	5,276,004
Other liabilities:
Payables to brokers, dealers and customers for securities transactions	[1]	2,042,447	2,572,315
Other		451,208	442,776
Guaranteed trust principal	[3]	813,761	809,450
Lease Liabilities	[2]	656,409
Collateral accepted for derivative transactions		533,308	589,411
Margins accepted for futures contracts		541,070	339,863
Unearned income	[4]	120,908	126,594
Other		1,024,549	1,052,297
Total		¥ 6,183,660	¥ 5,932,706

[1]	Receivables from brokers, dealers and customers for securities transactions included ¥555,938 million and ¥181,535 million of such receivables of consolidated VIEs at March 31, 2019 and September 30, 2019, respectively. Payables to brokers, dealers and customers for securities transactions included ¥620,766 million and ¥172,473 million of such payables of consolidated VIEs at March 31, 2019 and September 30, 2019, respectively.
[2]	ROU assets and lease liabilities were recognized in connection with the adoption of ASU No.2016-02 on April 1, 2019. See Note 1 “Basis of presentation” and Note 2 “Recently issued accounting pronouncements” for further information.
[3]	Guaranteed trust principal is the liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 15 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.
[4]	Unearned income is primarily comprised of loan fees received from consumer loan customers when loans are made. This income is being deferred and recognized in earnings over the life of the loan.